MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4   -       MARKETABLE SECURITIES

The following is a summary of marketable securities amortized cost, unrealized gains, unrealized losses, and fair value as of December 31, 2025:

	Matures within one year:			Matures after one year:			Total
	Corporate	Governmental		Corporate	Governmental
	bonds	bonds	Total	bonds	bonds	Total

Unrealized Gain
Amortized Cost	149,230	78,716	227,946	384,395	56,209	440,604	668,550
Unrealized Gain	262	103	365	2,626	431	3,057	3,422
Fair Value	149,492	78,819	228,311	387,021	56,640	443,661	671,972

Unrealized Loss Less than 12 months
Amortized Cost	85,939	1,149	87,088	138,151	-	138,151	225,239
Unrealized Loss	(34)	-	(34)	(191)	-	(191)	(225)
Fair Value	85,905	1,149	87,054	137,960	-	137,960	225,014

Unrealized Loss 12 Months or Greater
Amortized Cost	6,491	-	6,491	3,123	-	3,123	9,614
Unrealized Loss	(58)	-	(58)	(13)	-	(13)	(71)
Fair Value	6,433	-	6,433	3,110	-	3,110	9,543

Total	241,830	79,968	321,798	528,091	56,640	584,731	906,529

The following is a summary of marketable securities amortized cost, unrealized gains, unrealized losses, and fair value as of December 31, 2024:

	Matures within one year:			Matures after one year:			Total
	Corporate	Governmental		Corporate	Governmental
	bonds	bonds	Total	bonds	bonds	Total

Unrealized Gain
Amortized Cost	125,296	39,220	164,516	66,989	20,912	87,901	252,417
Unrealized Gain	218	75	293	395	90	485	778
Fair Value	125,514	39,295	164,809	67,384	21,002	88,386	253,195

Unrealized Loss Less than 12 months
Amortized Cost	23,535	3,026	26,561	108,786	16,620	125,406	151,967
Unrealized Loss	(10)	(5)	(15)	(871)	(92)	(963)	(978)
Fair Value	23,525	3,021	26,546	107,915	16,528	124,443	150,989

Unrealized Loss 12 Months or Greater
Amortized Cost	23,774	2,043	25,817	13,314	-	13,314	39,131
Unrealized Loss	(261)	(1)	(262)	(325)	-	(325)	(587)
Fair Value	23,513	2,042	25,555	12,989	-	12,989	38,544

Total	172,552	44,358	216,910	188,288	37,530	225,818	442,728

Proceeds from maturity of available-for-sale marketable securities during the year ended December 31, 2025, and 2024 were $304,896 and $243,361, respectively.

Proceeds from sales of available-for sale marketable securities, were $494 and $3,036 which led to $6 and $1 realized losses, during the years ended December 31, 2025 and 2024 , respectively.